Goodwill and Intangible Assets (Details 1) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Scheduled amortization over next five years
2020	$ 194,000	$ 194,000
2021	16,167	161,666
Total	$ 210,167	$ 355,666